SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Disclosure For Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of Presentation and Measurement:

The interim condensed consolidated financial statements of the Company have been prepared in accordance with International Accounting Standards 34, "Interim Financial Reporting" ("IAS 34").

The interim condensed consolidated financial statements are presented in Canadian dollars and are prepared in accordance with the same accounting policies, described in the Company's annual consolidated financial statements. The following new accounting standards applied or adopted during the six months ended June 30, 2024, and had no impact on the Interim Financial Statements:

1.	Amendments to IAS 1,"Non-Current liabilities with Covenants and Classification of Liabilities as current or non-current":

In January 2020, the IASB issued amendments to IAS 1, regarding the criteria for classifying liabilities with covenants as current or non-current.

In October 2022 the IASB issued an additional amendment accordingly a Company has to disclose of the book value of the liability and information on the financial benchmarks as well as facts and circumstances at the end of the reporting period that may lead to the conclusion that the entity will have difficulty in complying with the financial covenants. The Amendment is applicable for annual periods beginning on or after January 1, 2024.

The Company has a loan that is presently convertible into Ordinary shares of the Company. The conversion component is classified in the financial statements as a financial liability.

2.	Amendment to IFRS 16, "LEASES":

In September 2022, the IASB issued an amendment to IFRS 16, " Lease Liability in a Sale and Leaseback" ("IFRS 16"), which provides accounting treatment in the financial statements of the seller-lessee in sale and leaseback transactions when the lease payments are variable lease payments that do not depend on the index or the exchange rate. As part of the amendment, the seller-lessee is required to adopt one of two approaches to measuring the liability for the lease at the time of first recognition of such transactions. The chosen approach constitutes an accounting policy that must be applied consistently.

The Amendment is applicable for annual periods beginning on or after January 1, 2024.

The Amendment did not have a material impact on the Company interim consolidated financial statements.

3.	Amendments to IAS 7 and IFRS 7, "Statement of Cash Flows", and IFRS 7, "Financial Instruments: Disclosures":

In May 2023, the IASB published amendments to International Accounting Standard 7, Statement of Cash Flows, and IFRS 7, Financial Instruments: Disclosures (hereinafter: "the amendments"), to clarify the characteristics of to address the presentation of liabilities and the associated cash flows arising out of supplier finance arrangements, as well as disclosures required for such arrangements.

The disclosure requirements in the amendments are intended to assist and enable users of the financial statements to assess the effects of supplier financing arrangements on the entity's obligations as well as on the entity's cash flows and exposure to liquidity risk. The Amendment is applicable for annual periods beginning on or after January 1, 2024.

According to the transition provisions of the Amendments, the Company is not required to provide disclosures in interim periods during the first year of adoption, and therefore the above Amendments did not have a material impact on the Company's condensed interim consolidated financial statements. However, the Amendments are expected to affect the disclosures of supplier finance arrangements in the Company's annual consolidated financial statements.

4.	IFRS 18, "Presentation and Disclosure in Financial Statements":

In April 2024, the International Accounting Standards Board ("the IASB") issued IFRS 18, "Presentation and Disclosure in Financial Statements" ("IFRS 18") which replaces IAS 1, "Presentation of Financial Statements".

IFRS 18 is aimed at improving comparability and transparency of communication in financial statements.

IFRS 18 retains certain existing requirements of IAS 1 and introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information.

IFRS 18 does not modify the recognition and measurement provisions of items in the financial statements. However, since items within the statement of profit or loss must be classified into one of five categories (operating, investing, financing, taxes on income and discontinued operations), it may change the entity's operating profit. Moreover, the publication of IFRS 18 resulted in consequential narrow scope amendments to other accounting standards, including IAS 7, "Statement of Cash Flows", and IAS 34, "Interim Financial Reporting".

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively. Early adoption is permitted but will need to be disclosed.

The Company is evaluating the effects of IFRS 18, including the effects of the consequential amendments to other accounting standards, on its consolidated financial statements.

b.	Significant Accounting Judgements and Estimates:

The preparation of the Company's interim condensed consolidated financial statements under IFRS requires management to make judgements, estimates, and assumptions about the carrying amounts of certain assets and liabilities. Estimates and related assumptions are based on historical experience and other relevant factors. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis for reasonableness and relevancy. Where revisions are required, they are recognized in the period in which the estimate is revised as well as future periods that are affected.